UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solution
615 E Michigan St
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Vident International Equity Fund

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$169,775,080

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$235,191,790

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$62,067,610

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	297,259,400

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(127,484,320)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 20, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solution
615 E Michigan St
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Vident Core U.S. Equity Fund

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$319,329,840

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$247,958,170

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$24,002,690

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	271,960,860

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$47,368,980

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	5,741.12

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	5,741.12

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				11/14/2018

		Method of Delivery:

		[ x]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 20, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solution
615 E Michigan St
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Vident Core U.S. Bond Strategy ETF

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$97,556,210

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$91,341,850

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	91,341,850

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$6,214,360

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	753.18

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	753.18

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				11/14/2018

		Method of Delivery:

		[ x ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 20, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solution
615 E. Michigan St.
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Loncar Cancer Immunotherapy ETF

3.		Investment Company Act File Number:	811-22668

		Securities Act File Number:	333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$35,514,770

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$14,209,925

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	14,209,925

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$21,304,845

	(vi)	Redemption credits available for use in future years	$(0)
	- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
	Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter “0” if no fee is due):			=$	2,582.15

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	2,582.15

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 11/14/2018

	Method of Delivery:

	[ X ]	Wire Transfer

	[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 14, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solution
615 E. Michigan St.
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Loncar China BioPharma ETF

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$3,720,580

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$1,220,580

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	1,220,580

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$2,500,000

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	303.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	303.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 11/14/2018

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 14, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Deep Value ETF

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$108,623,175

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$72,596,775

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$123,986,050

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	196,582,825

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(87,959,650)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 14, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Nationwide Risk-Based U.S. Equity ETF

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$173,584,335

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$67,995,120

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	67,995,120

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$105,589,215

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	12,797.41

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	12,797.41

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				11/16/2018

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 14, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Nationwide Risk-Based International Equity ETF

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$161,970,185

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$47,294,270

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	47,294,270

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$114,675,915

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	13,898.72

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	13,898.72

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				11/16/2018

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 14, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Nationwide Maximum Diversification U.S. Core Equity ETF

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$125,293,255

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$30,164,395

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	30,164,395

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$95,128,860

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	11,529.62

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	11,529.62

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				11/16/2018

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 14, 2018

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: May 31, 2021
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Nationwide Maximum Diversification Emerging Markets Core Equity ETF

3.		Investment Company Act File Number:		811-22668

		Securities Act File Number:		333-179562

4(a).	Last day of fiscal year for which this Form is filed:
August 31, 2018

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$29,963,820

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$0

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	0

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$29,963,820

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001212

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	3,631.61

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	3,631.61

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				11/16/2018

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Brett Wickmann

Brett Wickmann, Assistant Treasurer (acting principal financial officer)

Date	November 14, 2018